Investments in Held to Maturity Securities	12 Months Ended
Mar. 31, 2012
Investments in Held to Maturity Securities [Abstract]
INVESTMENTS IN HELD TO MATURITY SECURITIES
10.	INVESTMENTS IN HELD TO MATURITY SECURITIES

	As of March 31,
	2011		2012		2012
	(Millions of Rupees)				(Millions of US $) Unaudited
Held-to-maturity securities
11.5% Bonds of Maharashtra Krishna Valley Development Corporation	Rs.	2418	Rs.	2,418	$48
	Rs.	2,418	Rs.	2,418	$48

8.75% Redeemable Cumulative Preference Shares of ITI Limited

On February 14, 2003, MTNL invested Rs.1,000 million in 8.75% cumulative preference shares of ITI Limited (“ITI”) on a private placement basis. ITI is a government company in the telecommunication equipment and distribution business. ITI also supplies exchanges and cables to MTNL. These preference shares are redeemable in five equal annual installments commencing from September 30, 2005.

The share purchase agreement between ITI and MTNL includes a provision for a letter of comfort from Department of Telecommunication (DoT) to MTNL endorsing the investment and also provides MTNL a right to set off principal payments owing under the terms of these Cumulative Preference Shares against amounts payable to ITI, in connection with MTNL’s purchase of exchanges and cable supplies.

As of September 30, 2005, ITI had not redeemed the first tranche amounting to Rs.200 million as per the repayment schedule and ITI had requested MTNL for an extension on the redemption dates.  However, MTNL had not accepted ITI’s request and has looked to the DoT’s letter of comfort and requested settlement of the first repayment tranche of Rs.200 million.

As of September 30, 2006, ITI has not yet redeemed both the first and second tranches amounting to Rs.200 million each as per the original repayment schedule. ITI has to redeem third tranches amounting to Rs.200 million as on September 30, 2007.

As of September 30, 2007, ITI has not yet redeemed the first, second and third tranches amounting to Rs.200 million each as per the original repayment schedule.

As of September 30, 2009, ITI had not redeemed the first, second, third, fourth and last tranches amounting to Rs.200 million each pursuant to the original repayment schedule.

Management has evaluated the investment in ITI for impairment, on the basis that the first, second and third tranches for repayment have not been settled by ITI. Management has evaluated the financial condition and business outlook of ITI including the new purchase orders received by ITI for supply of GSM equipment from BSNL and the Company. We currently have accounts payable to ITI of Rs.142 million as of March 31, 2010, which, pursuant to the share agreement, we can legally settle against the repayments owing under the cumulative preference shares.  In addition, we have the intent and ability to retain the debt security for a period of time sufficient to allow for anticipated recovery in value.

Based on this evaluation and specifically considering that the share purchase agreement includes a provision for a letter of comfort from Department of Telecommunication (Government of India) to MTNL endorsing the investment and also provides MTNL a right to set off amounts receivable in respect of principal outstanding from the dues payable to ITI, management has concluded that Rs.800 million of this debt security due as of September 30, 2008 is impaired and as of March 31, 2009 further Rs.200 million of this debt security due has been impaired. Entire amount of investment in ITI has been impaired  up to fiscal year 2009

However, DoT via letter no. U-59011-10/2002-FAC, dated July 31, 2009, deferred the repayment schedule of the above cumulative preference shares to 2012-13 onwards in five equal annual installments.

11.5% Bonds issued by Maharashtra Krishna Valley Development Corporation

MTNL has also invested Rs.2,500 million in bonds issued by Maharashtra Krishna Valley Development Corporation (“MKVDC”), a wholly owned subsidiary of Government of Maharashtra. MKVDC allotted these bonds to MTNL on May 31, 2002. The bonds have a coupon rate of 11.5% per annum and are redeemable at the end of the 10th   year from the date of allotment. The repayment of these bonds is guaranteed by the Government of Maharashtra.

Interest income has been recognized and realized on the bonds held in MKVDC.

MTNL records an investment impairment charge when management believes an investment has experienced a decline in value that is judged to be other than temporary. MTNL monitors its investments for impairment by considering current factors including economic environment, market conditions and the operational performance and other specific factors relating to the business underlying the investment. Based on its assessment of its carrying values of the above investments, management believes that there is no impairment of investments as of March 31, 2012.